Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of the basic and diluted net loss per share (in thousands, except share and per share amounts):

	Year Ended December 31,
	2025	2024
Numerator:
Net loss	$(160,416)	$(4,690)
Denominator:
Weighted average shares of common stock outstanding, basic and diluted	204,784,615	200,000,000

Net loss per share, basic and diluted	$(0.78)	$(0.02)

Schedule of Potentially Dilutive Securities not included in the Diluted Per Share Calculations	Potentially dilutive securities that were not included in the diluted per share calculations were as follows:

	Year Ended December 31,
	2025	2024
Shares subject to outstanding common stock options	50,000,000	50,000,000
Shares subject to outstanding common stock warrants	7,432,122	—
Retainer shares	12,500,000	—

Total	69,932,122	50,000,000